LONG-TERM DEBT (Details)		1 Months Ended																					3 Months Ended		12 Months Ended
	Jan. 30, 2013	Oct. 31, 2016 USD ($)	Nov. 30, 2015 USD ($) carrier subsidiary	Jul. 31, 2015 USD ($) carrier subsidiary	Jun. 30, 2015 USD ($) carrier containership subsidiary	Dec. 31, 2014 USD ($) subsidiary	Nov. 30, 2014 USD ($) containership subsidiary	Sep. 30, 2014 USD ($) containership subsidiary	Aug. 31, 2014 USD ($) vessel subsidiary	Jun. 30, 2014 USD ($) subsidiary	Mar. 31, 2014	Jan. 31, 2013 USD ($) $ / shares shares	Nov. 30, 2012 USD ($) carrier subsidiary	Oct. 31, 2012 NOK	Nov. 30, 2011	May 31, 2011 USD ($) vessel subsidiary	Mar. 31, 2011 USD ($) carrier	Feb. 28, 2011	Nov. 30, 2010 USD ($) carrier subsidiary	Mar. 31, 2010 USD ($)	Feb. 28, 2010 USD ($)	Mar. 31, 2008 USD ($) tanker subsidiary	Dec. 31, 2016 USD ($) carrier vessel $ / shares shares	Dec. 31, 2016 NOK	Dec. 31, 2016 USD ($) carrier vessel $ / shares shares	Dec. 31, 2016 NOK carrier	Dec. 31, 2015 USD ($) carrier $ / shares	Dec. 31, 2015 NOK	Dec. 31, 2014 USD ($)	Dec. 31, 2016 NOK carrier vessel shares	Nov. 30, 2016 USD ($) shares	Oct. 05, 2016 USD ($) $ / shares shares	Feb. 29, 2016 vessel	Dec. 31, 2015 NOK carrier	Mar. 19, 2014 NOK	Feb. 10, 2011 USD ($) $ / shares	Feb. 08, 2011 USD ($)
Debt Instrument [Line Items]
Long-term debt																							$ 1,580,006,000		$ 1,580,006,000		$ 1,666,476,000
Less: unamortized debt issuance costs																							(27,132,000)		(27,132,000)		(32,271,000)
Less : current portion of long-term debt																							(174,900,000)		(174,900,000)		(208,031,000)
Total long-term debt, non-current portion																							1,377,974,000		1,377,974,000		1,426,174,000
Long-term Debt, by Maturity [Abstract]
2017																							174,900,000		174,900,000
2018																							324,847,000		324,847,000
2019																							264,481,000		264,481,000
2020																							172,060,000		172,060,000
2021																							457,412,000		457,412,000
Thereafter																							186,306,000		186,306,000
Long-term debt																							$ 1,580,006,000		$ 1,580,006,000		$ 1,666,476,000
Three month dollar LIBOR rate (in hundredths)																							0.998%		0.998%		0.613%			0.998%				0.613%
Three month Norwegian kroner NIBOR rate (in hundredths)																							1.17%		1.17%		1.13%			1.17%				1.13%
Gain (Loss) on Extinguishment of Debt																									$ (8,802,000)		$ 1,007,000		$ (21,000)
Equity component of convertible bond issuance due 2021												$ 20,722,000													$ (3,966,000)		0		0
Number of car carriers | carrier																							2		2					2
Book value of assets pledged under ship mortgages																							$ 2,009,000,000		$ 2,009,000,000		2,087,000,000
US Dollar 53.2 Million Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Long-term debt																							35,500,000		35,500,000		39,900,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																							35,500,000		35,500,000		39,900,000
Term loan facility, principal amount													$ 53,200,000.0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary													2
Debt Instrument, Term													5 years
Number of car carriers | carrier													2
US Dollar 45 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt																							36,000,000		36,000,000		36,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																							$ 36,000,000		$ 36,000,000		36,000,000
Term loan facility, principal amount										$ 45,000,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary										7
Debt Instrument, Term										5 years
Number of container vessels | containership					7
US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member]
Long-term Debt, by Maturity [Abstract]
Interest rate												3.25%
Maturity date of debt	Feb. 01, 2018
Term loan facility, principal amount												$ 350,000,000
Conversion price (in dollars per share) | $ / shares												$ 21.945											$ 14.3886		$ 14.3886
Premium of conversion price to share price												33.00%
Amount of debt repurchased | NOK																								NOK 165,800,000				NOK 0
Gain (Loss) on Extinguishment of Debt																							$ (8,802,000)				0		0
Common shares loaned to affiliate | shares												6,060,606
Debt Instrument, Related Party Share Loan Fee												$ 1,000,000
Write off of Deferred Debt Issuance Cost | NOK																								NOK (8,500,000)				0
NOK 900 Million Senior Unsecured Bonds [Member]
Debt Instrument [Line Items]
Long-term debt																							87,801,000		$ 87,801,000		85,434,000			NOK 758,000,000				NOK 758,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																							87,801,000		87,801,000		85,434,000			NOK 758,000,000				758,000,000
Maturity date of debt											Mar. 19, 2019
Term loan facility, principal amount | NOK																																			NOK 900,000,000
Amount of debt repurchased | NOK																										NOK 142,000,000		142,000,000
Redemption price of debt (in hundredths)																																			100.50%
Senior Unsecured Convertible Bonds due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt																							225,000,000		225,000,000		0
Long-term Debt, by Maturity [Abstract]
Long-term debt																							$ 225,000,000		$ 225,000,000		0
Interest rate																																5.75%
Maturity date of debt		Oct. 15, 2021
Term loan facility, principal amount																																$ 225,000,000
Conversion price (in dollars per share) | $ / shares																							$ 17.2329		$ 17.2329							$ 17.7747
Debt Instrument, Related Party Share Loan Fee																															$ 80,000	$ 120,000
Equity component of convertible bond issuance due 2021		$ 4,649,000
Amortization of deferred charges																									$ 200,000		0
Shares issued on conversion of convertible debt | shares																							58.0285		58.0285					58.0285		56.2596
Denomination of unsecured corporate bond																																$ 1,000
Minimum dividend before convertible debt rate is adjusted | $ / shares																																$ 0.225
Own-share Lending Arrangement, Shares, Outstanding | shares																																8,000,000
Common Stock, Shares Loaned to Affiliate (in shares) | shares																							8,000,000		8,000,000					8,000,000	8,000,000
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt																							$ 0		$ 0		117,500,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																							0		0		$ 117,500,000
Interest rate																																				3.75%
Maturity date of debt																		Feb. 10, 2016
Term loan facility, principal amount																																				$ 125,000,000
Conversion price (in dollars per share) | $ / shares																											$ 16.61									$ 27.05
Premium of conversion price to share price																																				35.00%
Threshold percentage of value of shares underlying each bond to principal amount of bond for the bonds to be callable (in hundredths)																																				130.00%
Amount of debt repurchased | NOK																												7,500,000
NOK 600 million senior unsecured floating rate bonds due 2017 [Member]
Debt Instrument [Line Items]
Long-term debt																							65,445,000		65,445,000		$ 63,681,000			NOK 565,000,000				565,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																							65,445,000		65,445,000		63,681,000			NOK 565,000,000				NOK 565,000,000
Maturity date of debt														Oct. 19, 2017
Term loan facility, principal amount | NOK														NOK 600,000,000
Amount of debt repurchased | NOK																										43,000,000		43,000,000
Redemption price of debt (in hundredths)														100.50%
Proceeds from resale of debt previous purchased | NOK																										NOK 8,000,000		NOK 8,000,000
Senior Unsecured Convertible Bonds Due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt																							184,202,000		184,202,000		350,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																							184,202,000		184,202,000		350,000,000
Floating Rate Debt [Member]
Debt Instrument [Line Items]
Long-term debt																							1,017,558,000		1,017,558,000		1,049,861,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																							$ 1,017,558,000		$ 1,017,558,000		$ 1,049,861,000
Weighted average interest rate (in hundredths)																							4.20%		4.20%		4.22%			4.20%				4.22%
Number of vessels sold | vessel																																	1
Floating Rate Debt [Member] | US$ 49 million secured term loan and revolving credit facility [Member]
Debt Instrument [Line Items]
Long-term debt																							$ 0		$ 0		$ 8,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																							0		0		8,000,000
Term loan facility, principal amount																						$ 49,000,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary																						2
Number of new vessels acquired that were partly funded by secured term loan facility | tanker																						2
Term of loan in years																						10 years
Available amount under revolving part of credit facility																							20,000,000		20,000,000		12,000,000
Floating Rate Debt [Member] | US$ 43 million secured term loan facility (February 2010) [Member]
Debt Instrument [Line Items]
Long-term debt																							23,400,000		23,400,000		26,300,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																							23,400,000		23,400,000		26,300,000
Term loan facility, principal amount																					$ 42,600,000.0
Term of loan in years																					5 years
Floating Rate Debt [Member] | US$ 43 million secured term loan facility (March 2010) [Member]
Debt Instrument [Line Items]
Long-term debt																							23,400,000		23,400,000		26,300,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																							23,400,000		23,400,000		26,300,000
Term loan facility, principal amount																				$ 42,600,000.0
Term of loan in years																				5 years
Floating Rate Debt [Member] | US$ 54 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt																							30,200,000		30,200,000		34,100,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																							30,200,000		30,200,000		34,100,000
Term loan facility, principal amount																			$ 53,700,000.0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary																			2
Number of vessels against which loan was secured | carrier																			2
Debt Instrument, Term																			8 years
Floating Rate Debt [Member] | US$ 95 million secured term loan and revolving credit facility [Member]
Debt Instrument [Line Items]
Long-term debt																							0		0		22,500,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																							0		0		22,500,000
Term loan facility, principal amount																																					$ 95,000,000
Debt Instrument, Term															7 years
Floating Rate Debt [Member] | US$ 75 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt																							44,900,000		44,900,000		50,800,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																							44,900,000		44,900,000		50,800,000
Term loan facility, principal amount																	$ 75,400,000.0
Term of loan in years																	8 years
Number of vessels against which loan was secured | carrier																	3
Floating Rate Debt [Member] | US$ 171 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt																							110,100,000		110,100,000		122,200,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																							110,100,000		110,100,000		122,200,000
Term loan facility, principal amount																$ 171,000,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary																8
Term of loan in years																10 years
Number of vessels against which loan was secured | vessel																7
Floating Rate Debt [Member] | US Dollar 45 million secured term loan facility [Member]
Long-term Debt, by Maturity [Abstract]
Available amount under revolving part of credit facility																							9,000,000		9,000,000		9,000,000
Floating Rate Debt [Member] | US dollar 101 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt																							54,700,000		54,700,000		87,800,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																							$ 54,700,000		$ 54,700,000		87,800,000
Term loan facility, principal amount									$ 101,400,000.0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary									6
Debt Instrument, Term									5 years
Number of offshore supply vessels | vessel									6
Number of remaining vessels relating to loan facility | vessel																							5		5					5
Floating Rate Debt [Member] | US dollar 20 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt																							$ 20,000,000		$ 20,000,000		20,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																							20,000,000		20,000,000		20,000,000
Term loan facility, principal amount								$ 20,000,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary								2
Debt Instrument, Term								5 years
Number of container vessels | containership								2
Floating Rate Debt [Member] | US dollar 128 million secured term loan facility (September 2014) [Member]
Debt Instrument [Line Items]
Long-term debt																							109,400,000		109,400,000		117,900,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																							109,400,000		109,400,000		117,900,000
Term loan facility, principal amount								$ 127,500,000.0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary								2
Debt Instrument, Term								7 years
Number of container vessels | containership								2
Floating Rate Debt [Member] | US dollar 128 million secured term loan facility (November 2014) [Member]
Debt Instrument [Line Items]
Long-term debt																							112,600,000		112,600,000		121,100,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																							112,600,000		112,600,000		121,100,000
Term loan facility, principal amount							$ 127,500,000.0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary							2
Debt Instrument, Term							7 years
Number of container vessels | containership							2
Floating Rate Debt [Member] | US dollar 39 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt																							31,500,000		31,500,000		34,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																							31,500,000		31,500,000		$ 34,000,000
Term loan facility, principal amount						$ 39,000,000																							$ 39,000,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary						2
Debt Instrument, Term						8 years
Number of drybulk carriers | carrier																											2							2
Floating Rate Debt [Member] | US dollar 250 million secured revolving credit facility [Member]
Debt Instrument [Line Items]
Long-term debt																							40,000,000		40,000,000		$ 73,500,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																							40,000,000		40,000,000		73,500,000
Term loan facility, principal amount					$ 250,000,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary					17
Available amount under revolving part of credit facility																							$ 175,600,000		$ 175,600,000		154,600,000
Number of vessels against which loan was secured | carrier					17
Debt Instrument, Term					3 years
Number of vessels sold | carrier																							4		4					4
Number of remaining vessels relating to loan facility | carrier																							13		13					13
Floating Rate Debt [Member] | US dollar 166 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt																							$ 145,600,000		$ 145,600,000		159,500,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																							145,600,000		145,600,000		159,500,000
Term loan facility, principal amount				$ 166,400,000.0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary				8
Number of vessels against which loan was secured | carrier				8
Debt Instrument, Term				7 years
Floating Rate Debt [Member] | US dollar 210 million secured term loan facility (Maersk) [Member]
Debt Instrument [Line Items]
Long-term debt																							200,200,000		200,200,000		70,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																							$ 200,200,000		$ 200,200,000		70,000,000
Term loan facility, principal amount			$ 210,000,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary			3
Number of vessels against which loan was secured | carrier			3
Debt Instrument, Term			5 years
Number of vessels delivered | carrier			(1)																						(2)	(2)
Interest Expense [Member]
Long-term Debt, by Maturity [Abstract]
Amortization of deferred charges																									$ 3,400,000		$ 4,100,000